Income Taxes (10-K Details 3) (USD $)	12 Months Ended
May 31, 2011
Alternative Minimum Tax Credit Carryforward [Member]
Tax Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 110,800,000
Tax Credit Carryforward, Expiration Dates	indefinitely
Net Operating Loss Carryforward [Member]
Tax Carryforward [Line Items]
Operating Loss Carryforwards	704,000,000
Operating Loss Carryforwards, Expiration Dates	majority of our net operating loss carryforwards relate to Brazil and can be carried forward indefinitely
Operating Loss Carryforwards, Limitations on Use	limited to 30 percent of taxable income each year
Capital Loss Carryforward [Member]
Tax Carryforward [Line Items]
Capital Loss Carryforwards	31,800,000
Foreign Tax Credit Carryforward [Member]
Tax Carryforward [Line Items]
Tax Credit Carryforward, Amount	527,900,000
Tax Credit Carryforward, Expiration Dates	expiration dates ranging from fiscal 2016 through fiscal 2019
Tax Credit Carryforward, Limitations on Use	To fully utilize our foreign tax credit carryforwards we will need taxable income of approximately $3 billion in the U.S.
Future taxable income needed to fully utilize carryforwards	$ 3,000,000,000